Segments Segment (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2018 and 2017 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2018
Vessel revenue	$41,810	$73,056	$—	$114,866
Voyage expenses	104	184	—	288
Vessel operating cost	16,625	35,252	—	51,877
Charterhire expense	210	1,837	—	2,047
Vessel depreciation	9,408	18,487	—	27,895
General and administrative expenses	973	2,147	13,120	16,240
Interest income	—	—	429	429
Foreign exchange gain	—	—	(42)	(42)
Financial expense, net	—	—	(21,877)	(21,877)
Segment income (loss)	$14,490	$15,149	$(34,610)	$(4,971)

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2017
Vessel revenue	$31,425	$41,045	$—	$72,470
Voyage expenses	213	66	—	279
Vessel operating cost	18,394	24,590	(117)	42,867
Charterhire expense	3,636	10	—	3,646
Vessel depreciation	9,139	14,460	—	23,599
General and administrative expenses	1,078	1,665	12,541	15,284
Loss / write down on assets held for sale	17,702	—	—	17,702
Interest income	—	—	615	615
Foreign exchange loss	—	—	(186)	(186)
Financial expense, net	—	—	(17,504)	(17,504)
Segment (loss) income	$(18,737)	$254	$(29,499)	$(47,982)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	June 30, 2018	December 31, 2017
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	561,223	549,444
Ultramax	1,013,499	1,028,798
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	40,712	59,278
Other	5,416	5,890
Total identifiable assets	$1,620,850	$1,643,410